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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30

Date of Reporting Period: 7/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                 PIMCO MUNICIPAL INCOME FUND
                                                   SCHEDULE OF INVESTMENTS
                                                        JULY 31, 2004
                                                         (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                               CREDIT RATING
 (000)                                                                                                (MOODY'S/S&P)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
       MUNICIPAL BONDS & NOTES - 88.1%

       ALABAMA-2.0%
$2,500 Birmingham Baptist Med. Ctr., Baptist Health Syst.,
             5.875%, 11/15/24,  Ser. A ............................................................      Baa1/NR      $ 2,556,450
 8,000 Huntsville Health Care Auth., 5.75%, 6/1/31, Ser. A ........................................       A2/NR         8,186,320
                                                                                                                    --------------
                                                                                                                       10,742,770
                                                                                                                    --------------
       ALASKA-0.9%
 6,000 Northern Tobacco Securitization Corp., 5.50%, 6/1/29 .......................................     Baa3/BBB        4,868,640
                                                                                                                    --------------

       ARIZONA-0.4%
 2,000 Apache Cnty. Pollution Control Rev., Tucson Elec. Power Co., 5.875%, 3/1/33.................      Ba3/B+         1,947,280
                                                                                                                    --------------

       CALIFORNIA-5.0%
16,120 State Economic Recovery, 5.25%, 1/1/11, Ser. A .............................................      Aa3/AA-       17,755,535
10,000 Tobacco Securization Agcy. Rev., 6.75%, 6/1/39 .............................................     Baa3/BBB        9,008,000
                                                                                                                    --------------
                                                                                                                       26,763,535
                                                                                                                    --------------
       COLORADO-2.3%
 3,000 Denver Health & Hosp. Auth. Healthcare Rev.,
             5.375%-6.00%, 12/1/23-12/1/28, Ser. A ................................................     Baa3/BBB        2,885,030
12,400 Liberty Heights Health Auth. Retirement Facs. Rev., zero coupon, 7/15/24 ...................      NR/AAA         4,308,752
 4,965 Northwest Pkwy. Pub. Hwy. Auth., 7.125%, 6/15/41, Ser. D ...................................      Ba1/BB+        5,181,226
                                                                                                                    --------------
                                                                                                                       12,375,008
                                                                                                                    --------------
       CONNECTICUT-0.2%
 1,000 State Dev. Auth. Pollution Control Rev., Conn. Light & Power, 5.85%, 9/1/28 ................      A3/BBB         1,042,400
                                                                                                                    --------------

       DISTRICT OF COLUMBIA-1.0%
 5,855 Tobacco Settlement Fin. Corp., 6.25%, 5/15/24 ..............................................     Baa3/BBB        5,399,481
                                                                                                                    --------------

       FLORIDA-1.8%
 9,000 Highlands Cnty. Health Fac. Auth. Rev., Adventist Health Syst.,
         6.00%, 11/15/31, Ser. A ..................................................................       A2/A          9,437,130
                                                                                                                    --------------

       GEORGIA- 2.1%
10,000 Muni Elec. Auth. Power Rev.,  5.50%, 1/1/20, Ser. Z  (MBIA) ................................      Aaa/AAA       11,269,000
                                                                                                                    --------------

       ILLINOIS-12.1%
10,115 Chicago Education Board GO, zero coupon, 12/1/31, Ser. A (FGIC) ............................      Aaa/AAA        2,166,127
 9,080 Chicago, GO, 5.375%, 1/1/34, Ser. A (FGIC) .................................................      Aaa/AAA        9,213,385
 2,000 Chicago Water Rev., 5.25%, 11/1/27 (FGIC) ..................................................      Aaa/AAA        2,021,720
 6,260 Dev. Fin. Auth. Hosp. Rev., Adventist Health Syst., 5.50%-5.65%, 11/15/24-11/15/29..........       A2/A          6,229,395
 5,000 Educational Fac. Auth. Rev., Chicago Univ., 5.25%, 7/1/41, Ser. A...........................      Aa1/AA         5,031,900
 1,115 Educational Fac. Auth. Rev., Midwestern Univ., 5.50%, 5/15/18, Ser. B.......................       NR/A-         1,152,096
 3,000 Health Fac. Auth. Rev., Decatur Memorial Hosp., 5.75%, 10/1/24 .............................       A2/A          3,034,800
 5,425 Health  Fac. Auth. Rev., Silver Cross Hosp., 5.50%, 8/15/25 ................................       NR/A-         5,318,941
15,690 Lake Cnty. High School Dist., GO, zero coupon, 2/1/19-2/1/22, Ser. B (FGIC) ................      Aaa/AAA        6,997,659
 7,345 Regional Transportation Auth., 5.50%, 6/1/23, Ser. B (FGIC) ................................      Aaa/AAA        8,200,766
 2,500 State, GO, 5.375%, 8/1/14 (MBIA) ...........................................................      Aaa/AAA        2,739,775
 3,000 State Sales Tax Rev., 5.125%, 6/15/20 ......................................................      Aa3/AAA        3,131,100

                                                 PIMCO MUNICIPAL INCOME FUND
                                                   SCHEDULE OF INVESTMENTS
                                                        JULY 31, 2004
                                                   (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                         CREDIT RATING
  (000)                                                                                         (MOODY'S/S&P)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
        MUNICIPAL BONDS & NOTES (CONTINUED)

        ILLINOIS (CONTINUED)
 $5,000 Univ. Rev., Auxiliary Fac. Syst., 5.25%, 4/1/32, Ser. B (FGIC).........................    Aaa/AAA         $ 5,072,550
  4,000 Winnebago Boone Cntys., Rock Valley Community College,
              5.30%, 10/1/18 (FGIC)............................................................    Aaa/NR            4,214,160
                                                                                                               ----------------
                                                                                                                    64,524,374
                                                                                                               ----------------
        INDIANA-1.8%
  6,500 Carmel School Bldg. Corp.,  5.00%, 7/15/22 (MBIA) .....................................    Aaa/AAA           6,675,630
  2,725 Richland Beanblossom School Bldg. Corp., 5.00%, 1/15/22 (FGIC) ........................    Aaa/AAA           2,790,754
                                                                                                               ----------------
                                                                                                                     9,466,384
                                                                                                               ----------------
        KANSAS-3.8%
        Wichita Hosp. Rev.,
  5,000       Ser. III, 5.625%, 11/15/31.......................................................     NR/A+            5,120,800
 14,370       Ser. XI, 6.25%, 11/15/24.........................................................     NR/A+           15,235,361
                                                                                                               ----------------
                                                                                                                    20,356,161
                                                                                                               ----------------
        KENTUCKY-0.8%
  4,000 Kentucky Development Finance Auth. Hospital Rev., 6.00%, 10/1/19.......................     A3/A             4,377,320
                                                                                                               ----------------

        LOUISIANA-6.3%
 10,000 Local Gov't Environmental Fac., Community Dev. Auth. Rev., 6.55%, 9/1/25...............     NR/A            10,866,500
 27,890 Tobacco Settlement Fin. Corp. Rev., 5.875%, 5/15/39 ...................................   Baa3/BBB          22,802,864
                                                                                                               ----------------
                                                                                                                    33,669,364
                                                                                                               ----------------
        MARYLAND-0.3%
  1,650 Baltimore Water Proj. Rev., 5.125%, 7/1/42, Ser. A (FGIC)..............................    Aaa/AAA           1,662,194
                                                                                                               ----------------

        MICHIGAN-4.8%
  2,000 Detroit GO, 5.375%, 4/1/15-4/1/17, Ser. A-1 (MBIA) ....................................    Aaa/AAA           2,181,990
  5,650 Forest Hills Pub. School, GO, 5.25%, 5/1/18 ...........................................    Aa2/NR            6,035,669
  3,000 Mount Clemens Community School Dist., 5.00%, 5/1/31 ...................................    Aa1AAA            2,991,000
     50 Royal Oak Hosp. Fin. Auth., William Beaumont Hosp.,
              5.25%, 11/15/35, Ser. M (MBIA) ..................................................    Aaa/AAA              50,387
  4,000 State Hosp. Fac. Auth. Rev., Detroit Med. Ctr., 6.25%, 8/15/13 ........................     Ba3/B            3,504,360
  2,000 State Strategic Oblig. Rev., Detroit Edison Co., 5.45%, 9/1/29 ........................     A3/A-            2,018,600
  3,000 Taylor Tax lncrement Fin. Auth., 5.375%, 5/1/17 (FSA) .................................    Aaa/AAA           3,241,440
  6,255 Wayne Charter Cnty. Airport Fac. Rev., Northwest Airlines, Inc., 6.75%, 12/1/15 .......     NR/NR            5,426,963
                                                                                                               ----------------
                                                                                                                    25,450,409
                                                                                                               ----------------
        MINNESOTA-0.6%
  3,000 Agricultural & Econ. Dev. Board Rev., Health Care Syst., 6.375%, 11/15/29, Ser. A .....     A2/A             3,218,250
                                                                                                               ----------------

        MISSOURI-0.5%
  2,500 Interstate 470 & 350 Trans. Dev., Motranson Rev., 6.35%, 5/1/22 .......................     NR/NR            2,537,825
                                                                                                               ----------------

        NEVADA-1.4%
  3,000 Clark Cnty. Airport Rev., 5.25%, 7/1/34, Ser. B (FGIC) ................................    Aaa/AAA           3,025,770
  4,250 Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)..........................    Aaa/AAA           4,343,585
                                                                                                               ----------------
                                                                                                                     7,369,355
                                                                                                               ----------------

                                                 PIMCO MUNICIPAL INCOME FUND
                                                   SCHEDULE OF INVESTMENTS
                                                        JULY 31, 2004
                                                   (UNAUDITED) (CONTINUED)

   PRINCIPAL
    AMOUNT                                                                                             CREDIT RATING
     (000)                                                                                             (MOODY'S/S&P)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
       MUNICIPAL BONDS & NOTES (CONTINUED)

       NEW HAMPSHIRE-0.6%
$3,000 State Bus. Fin. Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22 .........   A3/BBB         $ 3,134,070
                                                                                                                     ---------------

       NEW JERSEY-4.1%
 1,615 Camden Cnty. Improvement Auth. Rev., Cooper Health Syst.,
             5.60%-6.00%, 2/15/07-2/15/27 ............................................................  Baa3/BBB          1,620,741
 3,000 Economic Dev. Auth. Rev., Arbor Glen, 5.875%, 5/15/16, Ser. A..................................    NR/NR           2,997,288
16,550 Economic Dev. Auth. Rev., Kapkowski Landfill Proj., 5.75%, 4/1/31 .............................   Baa3/NR         17,171,122
                                                                                                                     ---------------
                                                                                                                         21,789,151
                                                                                                                     ---------------
       NEW MEXICO-0.5%
 2,500 Farmington Pollution Control Rev., Public Service Co., 5.80%, 4/1/22 ..........................  Baa2/BBB          2,516,125
                                                                                                                     ---------------

       NEW YORK-0.5%
 2,875 Westchester Cnty. Health Care Corp. Rev., 5.875%, 11/1/25, Ser. A .............................   Ba1/BB           2,694,364
                                                                                                                     ---------------

       NORTH CAROLINA-0.6%
 3,000 State Fin. Agcy. Rev., Duke Univ. Proj., 5.125%, 10/1/41, Ser. A...............................   Aa1/AA+          3,000,690
                                                                                                                     ---------------

       OHIO-1.3%
 5,065 Lorain Cnty. Hosp. Rev., Catholic Healthcare Partners,
             5.625% - 5.75%, 10/1/17-10/1/18 .........................................................   A1/AA-           5,389,352
 1,235 State Turnpike Rev., 5.50%, 2/15/15 ...........................................................   Aa3/AA           1,346,446
                                                                                                                     ---------------
                                                                                                                          6,735,798
                                                                                                                     ---------------

       PENNSYLVANIA-4.2%
 5,780 Allegheny Cnty. Hosp. Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B.................................    B2/B            6,527,816
 1,000 Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30................................  Baa1/BBB+           999,950
 1,095 Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)..........................................   Aaa/AAA          1,157,984
 2,575 Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17 ............................   NR/BBB-          2,616,947
 1,000 Philadelphia Auth. Indl. Rev., Franklin Institute, 5.20%, 6/15/26..............................   Baa2/NR
 4,610 Philadelphia Hosp. & Higher Education Fac. Hosp. Rev., Temple Univ. Hosp.,
             6.625%, 11/15/23, Ser. A.................................................................  Baa2/BBB          4,674,217
 6,200 State Higher Educational Fac. Auth. Rev., UPMC Health Syst.,
             6.00%, 1/15/31, Ser. A ..................................................................    NR/A            6,483,340
                                                                                                                     ---------------
                                                                                                                         22,460,254
                                                                                                                     ---------------

       PUERTO RICO-0.3%
 1,600 Elec. Power Auth. Rev., 5.125%, 7/1/29, Ser. NN................................................    A3/A-           1,606,176
                                                                                                                     ---------------

       RHODE ISLAND-2.8%
18,000 Tobacco Settlement Fin. Corp. Rev., 6.25%, 6/1/42, Ser. A .....................................  Baa3/BBB         14,821,200
                                                                                                                     ---------------

       SOUTH CAROLINA-4.1%
 5,500 Greenwood Cnty. Hosp. Rev., Self Memorial Hosp., 5.50%, 10/1/21-10/1/26 .......................    A2/A            5,588,825
 3,000 Jobs Economic Dev. Auth. Hosp. Facs. Rev., Georgetown Memorial Hosp.,
              5.375%, 2/1/30 (Radian).................................................................    NR/AA           3,039,210
15,600 Tobacco Settlement Rev., 6.375%, 5/15/30, Ser. B...............................................  Baa3/BBB         13,326,768
                                                                                                                     ---------------
                                                                                                                         21,954,803
                                                                                                                     ---------------
       TENNESSEE-2.4%
 4,000 Knox Health Educational & Housing Fac. Rev., Baptist Health Syst., 6.375%, 4/15/22 ............   Baa3/NR          3,684,200
 9,320 Memphis Health Educational & Housing Fac., Wesley Housing Corp.,
             6.95%, 1/1/20 (a)(b).....................................................................    NR/NR           9,318,509
                                                                                                                     ---------------
                                                                                                                         13,002,709
                                                                                                                     ---------------

                                        PIMCO MUNICIPAL INCOME FUND
                                          SCHEDULE OF INVESTMENTS
                                               JULY 31, 2004
                                          (UNAUDITED) (CONTINUED)

   PRINCIPAL
    AMOUNT                                                                                              CREDIT RATING
     (000)                                                                                              (MOODY'S/S&P)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS & NOTES (CONTINUED)

          TEXAS-10.1%
   $1,750 Austin Convention Enterprises Inc., 5.75%, 1/1/32, Ser. B .................................       A3/NR       $ 1,723,785
    4,000 Austin Water & Wastewater Syst. Rev., 5.25%, 5/15/31, Ser. A & B (FSA).....................      Aaa/AAA        4,065,800
    2,935 Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac., 5.25%, 11/15/19 ...............       NR/A-         2,913,457
    2,865 Corpus Christi Refin. & Improvement, GO, 5.375%, 3/1/18 (FSA) .............................      Aaa/AAA        3,066,753
    3,680 Duncanville Indpt. School Dist., 5.25%, 2/15/32, Ser. B....................................      Aaa/AAA        3,746,314
    5,000 Harris Cnty. Health Fac. Dev. Corp., Christus Health, 5.375%, 7/1/29, Ser. A (MBIA) .......      Aaa/AAA        5,084,450
    7,000 Harris Cnty. Health Fac. Dev. Corp., Memorial Hermann Healthcare,
                6.375%, 6/1/29.......................................................................       A2/A          7,604,380
    1,840 Houston Water Conveyance Syst., CP., 6.25%, 12/15/12, Ser. J (AMBAC) ......................      Aaa/AAA        2,168,974
    2,000 Mansfield Indpt. School Dist., GO, 5.25%, 2/15/23 .........................................      Aaa/AAA        2,066,880
    4,380 Southlake Parks Dev. Corp., Sales Tax Rev., 5.60%, 8/15/31 (AMBAC) ........................      Aaa/AAA        4,571,888
    4,530 State Water Financial Assistance, 5.30%, 8/1/18, Ser. A ...................................      Aa1/AA         4,828,572
    7,450 Water Dev. Board Rev., 5.125%, 7/15/18 ....................................................      Aaa/AAA        7,704,865
    4,920 University of Texas, Permanent University Fund, 5.00%, 7/1/26, Ser B ......................      Aaa/AAA        4,938,844
                                                                                                                       -------------
                                                                                                                         54,484,962
                                                                                                                       -------------
          UTAH-1.3%
    7,000 Salt Lake Cnty. Hosp. Rev., IHC Health Services Inc., 5.125%, 2/15/33 (AMBAC) .............      Aaa/AAA        7,019,390
                                                                                                                       -------------

          WASHINGTON-3.5%
    3,120 Cowlitz Cnty. School Dist., GO, 5.625%, 12/1/14-12/1/16 (FSA) .............................      Aaa/NR         3,456,315
    5,000 Kent, GO, 5.375%, 12/1/20 (MBIA) ..........................................................      Aaa/AAA        5,311,750
    5,420 King Cnty. School Dist., GO, 5.25%, 12/1/21, Ser. A (MBIA) ................................      Aaa/AAA        5,695,065
    4,000 Northwest Energy Elec. Rev., 5.50%, 7/1/13-7/1/15, Ser. A .................................      Aaa/AA-        4,457,480
                                                                                                                       -------------
                                                                                                                         18,920,610
                                                                                                                       -------------
          WISCONSIN-3.7%
   14,785 Badger Tobacco Asset Corp., 5.75%-6.00%, 6/1/12-6/1/17 ....................................     Baa3/BBB       13,939,090
    3,515 State GO,  5.00%, 5/1/22, Ser. A (FGIC)....................................................      Aaa/AAA        3,603,156
    2,230 State Health & Educational Fac. Auth. Rev., Kenosha Hosp. & Med. Ctr.,
                5.625%, 5/15/29 .....................................................................       NR/A          2,237,961
                                                                                                                       -------------
                                                                                                                         19,780,207
                                                                                                                       -------------
          Total Municipal Bonds & Notes (cost-$471,347,862)                                                             470,397,389
                                                                                                                       -------------

          VARIABLE RATE NOTES (b)(c)(d)-10.1%
          HAWAII-0.7%
    3,468 Honolulu City & Cnty. Wastewater Syst. Rev., 8.63%, 7/1/23, Ser. 400 (FGIC) ...............      Aaa/NR         3,591,359
                                                                                                                       -------------

          ILLINOIS-2.6%
    7,253 Cook Cnty. GO, 8.64%, 11/15/28, Ser. 458 (FGIC) ...........................................      Aaa/NR         7,266,860
    6,900 Educational Fac. Auth. Rev., 8.91%, 7/1/26 ................................................       NR/AA         6,844,248
                                                                                                                       -------------
                                                                                                                         14,111,108
                                                                                                                       -------------
          MASSACHUSETTS-1.0%
    5,000 State Health & Educational Fac. Auth. Rev.,  9.97%, 1/1/10 ................................       NR/NR         5,464,500
                                                                                                                       -------------

                                                 PIMCO MUNICIPAL INCOME FUND
                                                   SCHEDULE OF INVESTMENTS
                                                        JULY 31, 2004
                                                   (UNAUDITED) (CONTINUED)

   PRINCIPAL
    AMOUNT                                                                                         CREDIT RATING
     (000)                                                                                         (MOODY'S/S&P)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
           VARIABLE RATE NOTES (CONTINUED)

           NEW YORK-1.2%
    $6,500 City Muni. Water Auth. Rev., 8.439%, 6/15/05 .........................................      NR/AA          $   6,652,880
                                                                                                                      --------------

           TENNESSEE-1.1%
     5,000 Memphis Electricity System Rev., 8.64%, 12/1/11 ......................................     Aaa/NR              5,954,600
                                                                                                                      --------------

           TEXAS-2.6%
     4,250 Harris Cnty. Health Fac. Dev. Corp., 9.20% 2/15/21 ...................................      NR/AA              4,316,555
     8,988 Harris Cnty. Health Fac. Dev. Corp., 9.39%, 7/1/29, Ser. 357  (MBIA) .................     Aaa/NR              9,291,098
                                                                                                                      --------------
                                                                                                                         13,607,653
                                                                                                                      --------------

           WASHINGTON-0.8%
     4,500 Seattle GO, 8.88%, 12/15/28, Ser. 348 ................................................      Aa1/NR             4,536,090
                                                                                                                      --------------

           Total Variable Rate Notes (cost-$50,456,239)                                                                  53,918,190
                                                                                                                      --------------
           VARIABLE RATE DEMAND NOTES (c)(e)-1.0%
     2,000 Municipal Water Finance Auth. Rev., 1.08%, 6/15/24, Ser. F ...........................     Aaa/AAA             2,000,000
     3,500 Municipal Water Finance Auth. Rev., 1.08%, 6/15/24, Ser. G ...........................     Aaa/AAA             3,500,000
                                                                                                                      --------------
           Total Variable Rate Demand Notes (cost-$5,500,000)                                                             5,500,000
                                                                                                                      --------------

           U.S. TREASURY BILLS (f)- 0.9%
       605          1.135%, 9/2/04 ..............................................................     Aaa/AAA               604,342
     4,255          1.1720%-1.391%, 9/16/04 .....................................................     Aaa/AAA             4,248,086
                                                                                                                      --------------
           Total U.S. Treasury Bills  (cost-$4,852,000)                                                                   4,852,428
                                                                                                                      --------------

           Total Investments, (cost- $532,156,101)-100.1%.......................................                       534,668,007
                                                                                                                      --------------
 CONTRACTS
-----------
           CALL OPTIONS WRITTEN (g)- (0.1)%
           U.S. Treasury Bond Futures, Chicago Board of Trade Call:
      (230)        Strike price $108, expires 8/27/04 ...........................................                          (291,094)
      (230)        Strike price $109, expires 8/27/04 ...........................................                          (183,281)
      (160)        Strike price $110, expires 8/27/04 ...........................................                          (202,500)
                                                                                                                      --------------
           Total call options written (premiums received-$366,599) ..............................                          (676,875)
                                                                                                                      --------------

           Total Investments, net of call options written (cost-$531,789,502) - 100.0% ..........                     $ 533,991,132
                                                                                                                      --------------

Notes to Schedule of investments:
(a) Illiquid Security.
(b) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
(c) Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e) Maturity date shown is date of next call.
(f) All or partial principal amount segregated as initial margin on futures contracts.
(g) Non-income producing securities.

Glossary:
AMBAC-insured by American Municipal Bond Assurance Corp.
FGIC-insured by insured Financial Guaranty Insurance Co.
FSA-insured by Financial Security Assurance, Inc.
GO-General Obligation Bonds
MBIA-insured by Municipal Bond Investors Assurance
NR-not rated
Radian-insured by Radian Guaranty Inc.

ITEM 2. CONTROLS AND PROCEDURES

            (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
            (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004